Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of changes in the fair value of level 3 warrant liabilities [Abstract]
Fair value as of	$ 3,204,000	$ 7,320,000
Initial measurement on January 5, 2021 (Over allotment)		837,000
Change in fair value	(1,668,750)	(3,818,250)
Fair value as of	$ 1,535,250	$ 4,338,750